Income Taxes - Schedule of Significant Components of Net Deferred Tax Liabilities (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 230,866	$ 176,564
Operating lease liabilities	29,340	29,969
Stock-based compensation	16,876	10,120
Research and development credits	25,538	16,081
Capital loss carryforwards	733	2,619
Amortization	0	1,333
Accruals and other	14,614	6,643
Gross deferred tax assets	317,967	243,329
Valuation allowance	(141,101)	(148,426)	$ (77,644)	$ (3,464)
Total deferred tax assets	176,866	94,903
Deferred tax liabilities:
Depreciation	(4,951)	(968)
Amortization	(95,819)	0
Operating lease ROU assets	(26,121)	(27,279)
Servicing rights	(41,556)	(56,978)
Securitization investments	(7,268)	(9,576)
Other	(1,734)	(353)
Total deferred tax liabilities	(177,449)	(95,154)
Net deferred tax liabilities	$ (583)	$ (251)